EXHIBIT 99.2

John Deere Owner Trust 2013

Statement to Certificateholders

$262,000,000   Class A-1 0.25000% Asset Backed Notes due May 02, 2014

$250,000,000   Class A-2 0.41% Asset Backed Notes due September 15, 2015

$250,000,000   Class A-3 0.60% Asset Backed Notes due March 15, 2017

$89,426,000   Class A-4 0.77% Asset Backed Notes due July 15, 2019

$21,832,402  Asset Backed Certificates

Payment Date:			15-Mar-16

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$7,160,410.74
		per $1,000 original principal amount:	$28.64

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$7,160,410.74

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-3 Notes:	$8,113.13
		per $1,000 original principal amount:	$0.03

		(iv) Class A-4 Notes:	$57,381.68
		per $1,000 original principal amount:	$0.64

		(v) Total:	$65,494.81

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$120,277,641.63

	(b)	Note Value at end of related Collection Period:	$120,324,254.36

	(c)	Pool Face Amount at the end of related Collection Period:	$124,487,729.79

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$9,065,852.38
		(ii)	A-3 Note Pool Factor:	0.0362634

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$89,426,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$21,832,402.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$106,336.83
		(i)	per $1,000 original principal amount:	$0.12
	(b)	Amount of Servicing Fee earned:		$106,336.83
	(c)	Amount of Servicing Fee paid:		$106,336.83
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,915,731.00
	(ii)	Specified Reserve Account Balance:		$10,915,731.00

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:[1]		$2,072,122.89
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:[1]		1.72%

(11)	(i)	Aggregate amount of net losses for the collection period:		$32,798.34
	(ii)	Cumulative amount of net losses:		$1,072,273.85
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.12%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$166,286.96
		(ii)	% of Pool Balance:	0.13%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

[1] On statements for previous reporting periods the dollar amount disclosed in our reporting on receivables 60 days or more past due was the face amount of the receivable.  Beginning with the current March settlement reporting period and continuing with all future reporting periods the dollar amount disclosed in our reporting on these receivables is the payoff amount.  This change was made in order to be consistent with our reporting under other requirements of Regulation AB.